Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of Lease Cost
Lease Cost	December 31, 2025	December 31, 2024
Operating lease cost	$142	$116
Short-term lease cost	128	128
Variable lease cost	15	15
Total lease cost	$285	$259

Schedule of Operating Lease Liabilities

The following table sets forth information about our operating lease for the year ended December 31, 2025 and 2024 (in thousands):

Supplemental cash flow and other information	December 31, 2025	December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$125	$143
ROU assets obtained in exchange for lease liabilities	-	352
Weighted-average remaining lease term (in years)	1.0	2.0
Weighted-average discount rate	11.2%	11.2%

Schedule of Future Minimum Lease Payments For Operating Lease

The Company’s future minimum lease payments for our operating lease as of December 31, 2025 are as follows (in thousands):

December 31, 2025
Year ending December 31,
2026	$122
Total	122
Less: imputed interest	(7)
Total lease liability	$115